Financial Instruments (Details 3) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	₪ 2,770	₪ 2,164
Financial liabilities	(13,286)	(13,697)
Assets (liabilities)	(10,516)	(11,533)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	64	47
Financial liabilities	(1,086)	(1,407)
Assets (liabilities)	₪ (1,022)	₪ (1,360)